Goodwill and intangible assets with indefinite useful lives - Summary of goodwill and brands by segment and former segment (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure of operating segments [line items]
Goodwill and intangible assets with indefinite useful lives	€ 29,921	€ 6,327	[1]	€ 6,297
Goodwill
Disclosure of operating segments [line items]
Goodwill and intangible assets with indefinite useful lives	14,375	4,364		4,312
Goodwill | North America
Disclosure of operating segments [line items]
Goodwill and intangible assets with indefinite useful lives	10,180
Goodwill | South America
Disclosure of operating segments [line items]
Goodwill and intangible assets with indefinite useful lives	1,287
Goodwill | Enlarged Europe
Disclosure of operating segments [line items]
Goodwill and intangible assets with indefinite useful lives	2,040
Goodwill | Middle East & Africa
Disclosure of operating segments [line items]
Goodwill and intangible assets with indefinite useful lives	0
Goodwill | China and India & Asia Pacific
Disclosure of operating segments [line items]
Goodwill and intangible assets with indefinite useful lives	199
Goodwill | Maserati
Disclosure of operating segments [line items]
Goodwill and intangible assets with indefinite useful lives	514
Goodwill | Other activities
Disclosure of operating segments [line items]
Goodwill and intangible assets with indefinite useful lives	155
Goodwill | Automotive Opel Vauxhall CGU
Disclosure of operating segments [line items]
Goodwill and intangible assets with indefinite useful lives		1,823
Goodwill | Automotive Peugeot Citröen DS and Other businesses CGU
Disclosure of operating segments [line items]
Goodwill and intangible assets with indefinite useful lives		173
Goodwill | Faurecia CGUs inside Faurecia Group
Disclosure of operating segments [line items]
Goodwill and intangible assets with indefinite useful lives		2,196
Goodwill | Faurecia CGU at PSA level
Disclosure of operating segments [line items]
Goodwill and intangible assets with indefinite useful lives		172
Brands
Disclosure of operating segments [line items]
Goodwill and intangible assets with indefinite useful lives	15,527	€ 1,945		€ 1,965
Brands | North America
Disclosure of operating segments [line items]
Goodwill and intangible assets with indefinite useful lives	11,509
Brands | South America
Disclosure of operating segments [line items]
Goodwill and intangible assets with indefinite useful lives	0
Brands | Enlarged Europe
Disclosure of operating segments [line items]
Goodwill and intangible assets with indefinite useful lives	3,047
Brands | Middle East & Africa
Disclosure of operating segments [line items]
Goodwill and intangible assets with indefinite useful lives	0
Brands | China and India & Asia Pacific
Disclosure of operating segments [line items]
Goodwill and intangible assets with indefinite useful lives	0
Brands | Maserati
Disclosure of operating segments [line items]
Goodwill and intangible assets with indefinite useful lives	971
Brands | Other activities
Disclosure of operating segments [line items]
Goodwill and intangible assets with indefinite useful lives	€ 0

[1]	Refer to Note 3, Scope of consolidation